Income Taxes, Unrecognized Tax Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of unrecognized income tax benefits
Unrecognized tax benefits, beginning balance	$ 30,390,000	$ 28,420,000	$ 28,841,000
Additions for tax positions of current year	7,610,000	6,388,000	7,027,000
Additions for tax positions of prior years	883,000	1,858,000	1,673,000
Reduction for tax positions of prior years	(399,000)	(467,000)	(7,000)
Reductions for settlements of tax positions	(312,000)	(1,337,000)	(21,000)
Reductions for lapses in statutes of limitations	(356,000)	(4,472,000)	(9,093,000)
Unrecognized tax benefits, ending balance	37,816,000	30,390,000	28,420,000
Effect of unrecognized tax benefit on income tax expense	$ 24,600,000	$ 19,800,000	$ 18,600,000